Prepaid Financing Costs (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Prepaid Financing Costs (Textual)
Prepaid financing costs	$ 874,739		$ 874,739		$ 1,287,109	$ 457,886
Amortization of prepaid financing cost	$ 206,185	$ 117,254	$ 412,370	$ 175,333	$ 514,207